CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Income from continuing operations	$ 81,317	499,123	333,485	$ 75,352	456,162	212,881	135,446
Loss from discontinued operations				0	0	0	(4,182)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	4,130	25,350	17,647	4,220	25,548	14,301	12,061
Amortization of intangible assets	746	4,576	4,670	1,032	6,250	10,203	23,620
Loss on disposal of property and equipment	20	125	62	15	90	73	174
(Reversal of)/Provision for doubtful accounts	(180)	(1,107)	1,387	41	251	790	(591)
Share-based compensation	6,167	37,856	17,084	4,230	25,608	29,142	13,446
Deferred income taxes	4,689	28,784	10,079	550	3,327	5,801	(3,609)
Changes in operating assets and liabilities:
Accounts receivable	(23,415)	(143,723)	(201,231)	(23,110)	(139,901)	(123,759)	(66,150)
Prepaid expenses and other current assets				(141)	(855)	13,045	(27,851)
Other current assets	(2,681)	(16,459)	(1,845)
Other non-current assets	(1,648)	(10,114)		(1,016)	(6,149)
Accrued expenses and other payables	12,046	73,939	29,425	16,156	97,803	63,816	51,269
Deferred revenue	7,359	45,167	75,371	20,019	121,188	52,931	25,564
Income tax payable	(1,037)	(6,364)	(14,842)	(1,399)	(8,469)	(5,651)	(5,877)
Due to related parties				94	567	(4,655)	4,364
Other current liabilities	(92)	(567)
Other liabilities				2,060	12,473	10,597	(11,559)
Net cash generated from operating activities	87,421	536,586	271,292	98,103	593,893	279,515	146,125
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,421)	(14,863)	(34,418)	(7,303)	(44,212)	(27,734)	(30,093)
Proceeds from disposal of property and equipment	143	879	340	88	535
Acquisition of intangible assets	(18)	(108)	(1,428)	(374)	(2,266)		(1,600)
Purchase of held-to-maturity instruments							(98,000)
Purchase of term deposits	(148,468)	(911,297)
Proceeds from maturity of held-to-maturity instruments							117,000
Net cash used in investing activities	(150,764)	(925,389)	(35,506)	(7,589)	(45,943)	(27,734)	(12,693)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/Decrease in restricted cash pledged for loans	39,915	245,000		(40,471)	(245,000)
Proceeds from short-term debt			1,604	38,390	232,398
Repayment of short-term debt	(384)	(2,358)		(38,000)	(230,040)
Net proceeds from the issuance of Class A ordinary shares upon completion of the initial public offering ("IPO")				142,590	863,200
Payments for repurchase of common stock	(36,985)	(227,015)		(38,049)	(230,335)
Payments of the issuance cost for Class A ordinary share	(1,955)	(11,998)
Proceeds from stock options exercised	6,340	38,915
Payment of dividends			(220,925)	(36,494)	(220,925)	(44,910)
Distribution to shareholders (Note 14)							(94,069)
Net cash (used in ) generated from financing activities	6,931	42,544	(219,321)	27,966	169,298	(44,910)	(94,069)
Effect of exchange rate changes on cash and cash equivalent	945	5,801	401	131	789
Net increase/(decrease) in cash and cash equivalents	(55,467)	(340,458)	16,866	118,611	718,037	206,871	39,363
Cash and cash equivalents at beginning of period	185,502	1,138,613	420,576	69,474	420,576	213,705	174,342
Cash and cash equivalents at end of period	130,035	798,155	437,442	185,502	1,138,613	420,576	213,705
Supplemental disclosures of cash flow information:
Income taxes paid	17,383	106,695	87,685	17,697	107,134	79,904	48,138
Acquisition of property and equipment included in accrued expenses and other payables	2,865	17,586
Payable for repurchase of common stock (Note 15)				37,500	227,015
Capitalized IPO costs included in accrued expenses and other payables				$ 2,160	13,079